EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

At March 31, 2022 and December 31, 2021, property and equipment, net, is as follows:

	March 31, 2022	December 31, 2021
Automobile	$41,805	$41,805
Laboratory Equipment	118,890	118,890
Office Equipment	7,260	7,260
Leasehold Improvements	82,739	82,739
Less: Accumulated Depreciation	(147,201)	(139,751)
Total Property and Equipment, net	$103,493	$110,943

At December 31, 2021 and 2020, property and equipment, net, is as follows:

	December 31, 2021	December 31, 2020
Automobile	$41,805	$41,805
Laboratory Equipment	118,890	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	82,739	85,389
Less: Accumulated Depreciation	(139,751)	(141,743)
Total Property and Equipment, net	$110,943	$89,247